STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock CIK 0001846136 Riverview Acquisition Corp Common Class A [Member]	Common Stock CIK 0001846136 Riverview Acquisition Corp Common Class B [Member]	Common Stock	Additional Paid-in Capital CIK 0001846136 Riverview Acquisition Corp	Accumulated Deficit CIK 0001846136 Riverview Acquisition Corp	CIK 0001846136 Riverview Acquisition Corp Common Class B [Member]	CIK 0001846136 Riverview Acquisition Corp	Total
Balance at the beginning (in shares) at Dec. 31, 2020			34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								$ (16,515,000)
Balance at the end (in shares) at Sep. 30, 2021			34,523,000
Balance at the beginning (in shares) at Dec. 31, 2020			34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of founder shares (in shares)						(937,500)
Net Income (Loss) Attributable to Parent								(21,947,000)
Ending balance at Dec. 31, 2021	$ 0	$ 6,250		$ 0	$ (18,256,253)		$ (18,250,003)	(178,734,000)
Balance at the end (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0		0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 7,188		17,812	0		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	7,187,500
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	(8,476)		(8,476)
Ending balance at Mar. 31, 2021	$ 0	$ 7,188		17,812	(8,476)		16,524
Balance at the end (in shares) at Mar. 31, 2021	0	7,187,500
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0		0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(8,413)
Ending balance at Jun. 30, 2021	$ 0	$ 7,188		17,812	(8,413)		16,587
Balance at the end (in shares) at Jun. 30, 2021	0	7,187,500	34,523,000
Beginning balance at Feb. 03, 2021	$ 0	$ 0		0	0		0
Balance at the beginning (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 7,188		17,812			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	7,187,500
Adjustments to Additional Paid in Capital, Warrant Issued				518,000			518,000
Accretion of Class A common stock to redemption amount				(536,750)	(23,922,881)		(24,459,631)
Forfeiture of founder shares		$ (938)		938
Forfeiture of founder shares (in shares)	0	(937,500)
Net Income (Loss) Attributable to Parent					5,666,628		5,666,628
Ending balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)		(18,250,003)	(178,734,000)
Balance at the end (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Beginning balance at Mar. 31, 2021	$ 0	$ 7,188		17,812	(8,476)		16,524
Balance at the beginning (in shares) at Mar. 31, 2021	0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	63		63
Ending balance at Jun. 30, 2021	$ 0	$ 7,188		17,812	(8,413)		16,587
Balance at the end (in shares) at Jun. 30, 2021	0	7,187,500	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(3,987,000)
Balance at the end (in shares) at Sep. 30, 2021			34,523,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)		(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0		0	172,425		172,425
Ending balance at Mar. 31, 2022	$ 0	$ 6,250		0	(18,083,828)		(18,077,578)
Balance at the end (in shares) at Mar. 31, 2022	0	6,250,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)		(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent							(10,386,515)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250		0	(28,765,555)		(28,759,305)
Balance at the end (in shares) at Jun. 30, 2022	0	6,250,000	34,856,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250		0	(18,256,253)		(18,250,003)	(178,734,000)
Balance at the beginning (in shares) at Dec. 31, 2021	0	6,250,000	34,523,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(23,585,000)
Ending balance at Sep. 30, 2022								22,748,000
Balance at the end (in shares) at Sep. 30, 2022			73,034,000
Beginning balance at Mar. 31, 2022	$ 0	$ 6,250		0	(18,083,828)		(18,077,578)
Balance at the beginning (in shares) at Mar. 31, 2022	0	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A common stock to redemption amount	$ 0	$ 0		0	(122,787)		(122,787)
Net Income (Loss) Attributable to Parent	0	0		0	(10,558,940)		(10,558,940)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250		$ 0	$ (28,765,555)		$ (28,759,305)
Balance at the end (in shares) at Jun. 30, 2022	0	6,250,000	34,856,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(12,996,000)
Ending balance at Sep. 30, 2022								$ 22,748,000
Balance at the end (in shares) at Sep. 30, 2022			73,034,000